Schedule of Deferred Tax Assets (Details) - USD ($)	Apr. 30, 2026	Apr. 30, 2025
Income Tax Disclosure [Abstract]
Allowance for expected credit losses	$ 4,226	$ 4,161
Inventory write-down	63,451	43,116
Total deferred tax assets	$ 67,677	$ 47,277